Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 886	$ 774
Gas and fuel cost payable	512	269
Customer and other deposits	401	288
Accrued taxes other than income taxes	282	238
Dividends payable	278	259
Employee compensation and benefits payable	270	283
Interest payable	254	218
Derivatives (Note 25)	127	43
Income taxes payable	88	31
Employee future benefits (Note 23)	28	26
Manufactured gas plant site remediation (Note 16)	17	13
Other	145	128
Accounts payable and other current liabilities	$ 3,288	$ 2,570